RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2024	Dec. 29, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Incurred Costs Related To Aviation Policy			$ 500,000	$ 300,000	$ 1,200,000
Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Distributions	$ 9,436,000	$ 36,698,000	55,258,000	22,405,000	184,275,000
General and administrative	86,575,000	19,685,000	279,297,000	58,351,000	148,770,000
Financial guarantee	0	0	0	0	$ 0
Interest	$ 27,169,000		$ 15,530,000	$ 4,595,000
Options, grants in period (in shares)	4,172,899		2,913,051	10,963,780	1,565,000
Stock-based compensation	$ 13,738,000	$ 18,520,000	$ 75,017,000	$ 83,790,000	$ 89,860,000
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)	1,898,442	3,439,035	3,439,035	4,983,339	6,718,554
Galaxy Interactive Fund I, LP
Related Party Transaction [Line Items]
Fair value of investments	$ 1,000,000		$ 1,000,000	$ 2,400,000
Related Party | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			41,686,000	45,840,000	$ 31,185,000
Distributions	9,400,000	$ 36,700,000	55,300,000	22,400,000	184,300,000
Fair value of investments	13,100,000		12,900,000	11,000,000.0
General and administrative	900,000	500,000	3,200,000	2,200,000	2,500,000
Accounts payable	107,800,000		95,800,000	66,000,000.0
Advisory fees	600,000	500,000	2,100,000	900,000	1,000,000
Use of food and beverage consumption fees			20,000.00	100,000
GGI fees	400,000		400,000
Options, grants in period (in shares)						500,000
Stock-based compensation	0	3,000,000	5,000,000.0	11,900,000	11,600,000
Tax payments	4,800,000	4,800,000	4,800,000	2,900,000
Indemnification payments amount				4,900,000
Related Party | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Related Party Transaction [Line Items]
Granted / transferred (in shares)						1,500,000
Related Party | Directors | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			700,000	800,000	$ 800,000
Related Party | Promissory Note | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Debt instrument, interest rate, effective percentage							7.00%	9.00%	7.00%
Promissory note	109,000,000		96,900,000	67,200,000
Interest	2,200,000		0	0
Related Party | Candy Digital Inc | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Fair value of investments	8,800,000		9,100,000	18,000,000.0
Related Party | GDH Ltd | Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Consulting agreement, expense	$ 0	$ 200,000	$ 1,000,000.0	$ 1,000,000.0